Stockholders' Equity (Summary of Warrants Exercisable) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]
Number of Warrants
Outstanding, beginning balance (in Shares)		11,979,518	11,560,518
Granted (in Shares)		325,000	419,000
Exercised (in Shares)
Forfeited (in Shares)
Outstanding, ending balance (in Shares)	15,252,548	12,304,518	11,979,518	11,560,518
Weighted Average Exercise Price Per Share
Outstanding, beginning balance (in Dollars per Share)		$ 1.40	$ 1.39
Granted (in Dollars per Share)		$ 1.77	$ 1.49
Exercised (in Dollars per Share)
Forfeited (in Dollars per Share)
Outstanding, ending balance (in Dollars per Share)	$ 1.33	$ 1.41	$ 1.40	$ 1.39
Weighted Average Remaining Life in Years
Outstanding and Exercisable (in Duration)	4 years 1 month 28 days	4 years 5 months 9 days	5 years 6 months 7 days	6 years 6 months 4 days
Intrinsic Value
Outstanding		$ 216,710	$ 216,710	$ 216,710